Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal Tax at a Statutory rate	$ 35	$ 211
Federal Tax at a Statutory rate, % of Pre-tax Income	21.00%	34.00%
State taxes, net of Federal provision	$ 14	$ (108)
State taxes, net of Federal provision, % of Pre-tax Income	9.00%	(17.00%)
Change in tax rate	$ 0	$ 228
Change in tax rate, % of Pre-tax Income	0.00%	37.00%
Change in valuation allowance	$ (11)	$ 106
Change in valuation allowance, % of Pre-tax Income	(7.00%)	17.00%
Nontaxable interest and dividend income	$ 19	$ 42
Nontaxable interest and dividend income, % of Pre-tax Income	(11.00%)	(7.00%)
Other items	$ 13	$ 12
Other items, % of Pre-tax Income	7.00%	2.00%
Income tax provision	$ 32	$ 407
Income tax provision, % of Pre-tax Income	19.00%	66.00%